EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The Company’s basic earnings per share (“EPS”) is computed by dividing net income by the weighted-average number of common shares outstanding during the period.
Diluted EPS reflects the potential dilution that could occur if dilutive securities were exercised into common stock. Stock options, restricted stock units and performance stock units are considered dilutive securities.
A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Basic:
Net income attributable to CNH Industrial	$690	$350	$1,098	$285
Weighted average common shares outstanding—basic	1,354	1,350	1,354	1,350
Basic earnings (loss) per share	$0.51	$0.26	$0.81	$0.21
Diluted:
Net income attributable to CNH Industrial	$690	$350	$1,098	$285
Weighted average common shares outstanding—basic	1,354	1,350	1,354	1,350
Effect of dilutive securities (when dilutive):
Stock compensation plans (1)	7	2	6	2
Weighted average common shares outstanding—diluted	1,361	1,352	1,360	1,352
Diluted earnings (loss) per share	$0.51	$0.26	$0.81	$0.21
(1) For the three and six months ended June 30, 2021, 437 thousand and 232 thousand shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact. For the three and six months ended June 30, 2020, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.